Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Federal Home Loan Bank advances	$ 175,000	$ 110,000
Securities sold under agreements to repurchase	334,136	216,617
Total short-term borrowings	509,136	326,617	$ 845,742
Short-term Debt, Other Disclosures
Outstanding at December 31	509,136	326,617	845,742
Maximum month-end outstanding balance	807,993	798,933	1,034,741
Average daily outstanding balance	$ 614,073	$ 426,011	$ 782,033
Average rate during the year	0.39%	0.18%	0.17%
Average rate at year end	0.30%	0.20%	0.18%